Other Operating Expenses - Additional Information (Detail) $ in Millions	12 Months Ended
Jan. 31, 2020 CAD ($)
Other operating expenses (income) [Line Items]
Provisions	$ 40.9
Other Provision [member]
Other operating expenses (income) [Line Items]
Provisions	40.8
Other Provision [member] | Patent infringement litigation cases [member]
Other operating expenses (income) [Line Items]
Provisions	$ 40.5